                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-5039
                    ----------------------------------------

                         CREDIT SUISSE FIXED INCOME FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                         Credit Suisse Fixed Income Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 to October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2004


-  CREDIT SUISSE
   FIXED INCOME FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholders:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK                                     PERFORMANCE
Common(1)                                                 5.95%
Advisor(1)                                                5.42%
Class A(1),(2)                                            5.68%
Class B(1),(2)                                            4.90%
Class C(1),(2)                                            4.79%
Lehman Brothers US Aggregate Bond Index(3)                5.53%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00%, respectively.(3)

MARKET OVERVIEW: POSITIVE BUT CHOPPY YEAR FOR BONDS

   Bond prices rallied early in the fiscal year. Global economic growth was slow, employment numbers were below expectations and market sentiment was generally shaken. The U.S. dollar weakened and oil prices exhibited upward pressure. As usual, the sour economic news came as music to the ears of bond investors. Prices of U.S. Treasury securities, which tend to set the tone for bonds generally, additionally benefited from significant purchases by Asian central banks seeking to support the U.S. dollar and investors seeking a risk averse haven in response to geopolitical uncertainty.

   All of this changed rapidly, however, with the release of a better-than-expected March U.S. payroll report on April 2. It served as a catalyst reversing the bond market's upward course. By the end of June, yields had risen sharply across the maturity spectrum in response to falling bond prices. The U.S. dollar, buoyed by the strong employment report, rose 8% against the euro and yen.

   As the year wore on, the market turned yet again. Having accommodated to the steady consistency of the Fed's interest rate increases, bonds rallied on signs of economic slack in late October that pushed yields to yearly lows. Employment numbers disappointed and data suggested that industrial output might be slowing. The threat of inflation, as measured by growth in the Consumer Price Index, seemed remote, despite rising commodity prices, notably in oil.

STRATEGIC REVIEW: OUTPERFORMANCE FROM A WIDE RANGE OF FACTORS

   The Fund (with the exception of its Advisor, Class B and C shares) outperformed the broad fixed income market (as represented by the Fund's benchmark) due to the collective impact of several elements of our strategy:

   - We maintained exposure to non-benchmark sectors that greatly outperformed investment-grade securities: high yield corporates, global bonds and, to a lesser extent, emerging market debt.

   - We enjoyed good security selection in spread sectors. This was especially true in mortgage-backed securities.

   - We enjoyed good relative performance in investment-grade corporates boosted by strong performance in our BBB credits. Wide diversification in terms of the number of individual issuers whose bonds we owned moderated the risk in these lower quality credits.

   - Currency was a positive contributor. The Fund benefited from being underweight the U.S. dollar and British pound and overweight the Australian dollar.

   The most negative contribution to the Fund's overall return came from our duration positioning. We chose to keep the portfolio's average duration (a measure of sensitivity to interest rates) somewhat lower than its benchmark, out of concern that rising economic activity might push bond yields higher. This cost some relative performance as yields moderated for the period contrary to our expectation.

OUTLOOK:

   - Although economic recovery has not proceeded smoothly, we feel it has taken hold.

   - Expecting high energy prices to persist, we are overweighting sectors that, in our view, stand to benefit: energy suppliers, including utilities, and oil exporters' sovereign debt.

   - We are prepared to establish a position in TIPS as inflation expectations warrant.

Credit Suisse Fixed Income Management Team

Jo Ann Corkran
Michael Buchanan
Kevin D. Barry
Suzanne E. Moran
Craig Ruch
David N. Fisher

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE FIXED INCOME FUND(1) COMMON CLASS SHARES
              AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3)
                                 FOR TEN YEARS.

                                CREDIT SUISSE FIXED INCOME    LEHMAN BROTHERS U.S. AGGREGATE
                                  FUND(1) -- COMMON CLASS            BOND INDEX(3)
  10/31/94                               $   10,000                   $   10,000
  11/30/94                               $    9,964                   $    9,978
  12/31/94                               $   10,006                   $   10,047
   1/31/95                               $   10,087                   $   10,246
   2/28/95                               $   10,261                   $   10,490
   3/31/95                               $   10,230                   $   10,554
   4/30/95                               $   10,387                   $   10,701
   5/31/95                               $   10,739                   $   11,116
   6/30/95                               $   10,825                   $   11,197
   7/31/95                               $   10,867                   $   11,174
   8/31/95                               $   11,016                   $   11,309
   9/30/95                               $   11,133                   $   11,419
  10/31/95                               $   11,259                   $   11,568
  11/30/95                               $   11,356                   $   11,741
  12/31/95                               $   11,520                   $   11,906
   1/31/96                               $   11,631                   $   11,984
   2/29/96                               $   11,524                   $   11,776
   3/31/96                               $   11,472                   $   11,693
   4/30/96                               $   11,414                   $   11,628
   5/31/96                               $   11,467                   $   11,604
   6/30/96                               $   11,533                   $   11,760
   7/31/96                               $   11,571                   $   11,792
   8/31/96                               $   11,627                   $   11,772
   9/30/96                               $   11,812                   $   11,976
  10/31/96                               $   12,024                   $   12,242
  11/30/96                               $   12,235                   $   12,452
  12/31/96                               $   12,228                   $   12,336
   1/31/97                               $   12,303                   $   12,374
   2/28/97                               $   12,393                   $   12,405
   3/31/97                               $   12,293                   $   12,267
   4/30/97                               $   12,405                   $   12,451
   5/31/97                               $   12,527                   $   12,570
   6/30/97                               $   12,676                   $   12,719
   7/31/97                               $   12,993                   $   13,063
   8/31/97                               $   12,902                   $   12,952
   9/30/97                               $   13,083                   $   13,143
  10/31/97                               $   13,200                   $   13,334
  11/30/97                               $   13,223                   $   13,395
  12/31/97                               $   13,305                   $   13,530
   1/31/98                               $   13,509                   $   13,704
   2/28/98                               $   13,461                   $   13,693
   3/31/98                               $   13,501                   $   13,739
   4/30/98                               $   13,563                   $   13,811
   5/31/98                               $   13,665                   $   13,942
   6/30/98                               $   13,775                   $   14,060
   7/31/98                               $   13,773                   $   14,090
   8/31/98                               $   13,929                   $   14,320
   9/30/98                               $   14,140                   $   14,655
  10/31/98                               $   14,055                   $   14,577
  11/30/98                               $   14,130                   $   14,660
  12/31/98                               $   14,171                   $   14,704
   1/31/99                               $   14,213                   $   14,808
   2/28/99                               $   14,038                   $   14,549
   3/31/99                               $   14,145                   $   14,629
   4/30/99                               $   14,194                   $   14,676
   5/31/99                               $   14,093                   $   14,547
   6/30/99                               $   14,087                   $   14,500
   7/31/99                               $   14,067                   $   14,440
   8/31/99                               $   14,048                   $   14,432
   9/30/99                               $   14,160                   $   14,600
  10/31/99                               $   14,185                   $   14,654
  11/30/99                               $   14,195                   $   14,652
  12/31/99                               $   14,165                   $   14,582
 1/31/2000                               $   14,107                   $   14,534
 2/29/2000                               $   14,222                   $   14,710
 3/31/2000                               $   14,331                   $   14,904
 4/30/2000                               $   14,199                   $   14,861
 5/31/2000                               $   14,186                   $   14,853
 6/30/2000                               $   14,515                   $   15,162
 7/31/2000                               $   14,653                   $   15,300
 8/31/2000                               $   14,870                   $   15,522
 9/30/2000                               $   14,986                   $   15,620
10/31/2000                               $   14,978                   $   15,723
11/30/2000                               $   15,128                   $   15,981
12/31/2000                               $   15,496                   $   16,278
 1/31/2001                               $   15,987                   $   16,543
 2/28/2001                               $   16,036                   $   16,687
 3/31/2001                               $   16,047                   $   16,771
 4/30/2001                               $   16,003                   $   16,700
 5/31/2001                               $   16,150                   $   16,801
 6/30/2001                               $   16,169                   $   16,865
 7/31/2001                               $   16,493                   $   17,243
 8/31/2001                               $   16,643                   $   17,441
 9/30/2001                               $   16,612                   $   17,643
10/31/2001                               $   16,853                   $   18,012
11/30/2001                               $   16,665                   $   17,764
12/31/2001                               $   16,527                   $   17,650
 1/31/2002                               $   16,585                   $   17,793
 2/28/2002                               $   16,636                   $   17,965
 3/31/2002                               $   16,446                   $   17,667
 4/30/2002                               $   16,566                   $   18,010
 5/31/2002                               $   16,620                   $   18,163
 6/30/2002                               $   16,178                   $   18,321
 7/31/2002                               $   15,742                   $   18,543
 8/31/2002                               $   16,090                   $   18,856
 9/30/2002                               $   16,181                   $   19,162
10/31/2002                               $   16,166                   $   19,073
11/30/2002                               $   16,433                   $   19,068
12/31/2002                               $   16,804                   $   19,462
 1/31/2003                               $   16,913                   $   19,480
 2/28/2003                               $   17,176                   $   19,749
 3/31/2003                               $   17,213                   $   19,733
 4/30/2003                               $   17,481                   $   19,897
 5/31/2003                               $   17,763                   $   20,267
 6/30/2003                               $   17,770                   $   20,227
 7/31/2003                               $   17,175                   $   19,547
 8/31/2003                               $   17,307                   $   19,676
 9/30/2003                               $   17,757                   $   20,196
10/31/2003                               $   17,653                   $   20,008
11/30/2003                               $   17,745                   $   20,056
12/31/2003                               $   17,908                   $   20,260
 1/31/2004                               $   18,069                   $   20,423
 2/29/2004                               $   18,230                   $   20,644
 3/31/2004                               $   18,373                   $   20,799
 4/30/2004                               $   17,893                   $   20,258
 5/31/2004                               $   17,793                   $   20,176
 6/30/2004                               $   17,917                   $   20,290
 7/31/2004                               $   18,115                   $   20,492
 8/31/2004                               $   18,429                   $   20,883
 9/30/2004                               $   18,500                   $   20,939
10/31/2004                               $   18,702                   $   21,115

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE FIXED INCOME FUND(1) ADVISOR CLASS SHARES AND
              THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3),(4)
                            FROM INCEPTION (7/03/96).

                                CREDIT SUISSE FIXED INCOME      LEHMAN BROTHERS U.S. AGGREGATE
                                   FUND(1) ADVISOR CLASS              BOND INDEX(3),(4)
    7/3/96                               $   10,000                   $   10,000
   7/31/96                               $   10,014                   $   10,000
   8/31/96                               $   10,058                   $    9,983
   9/30/96                               $   10,214                   $   10,157
  10/31/96                               $   10,393                   $   10,382
  11/30/96                               $   10,573                   $   10,560
  12/31/96                               $   10,565                   $   10,462
   1/31/97                               $   10,638                   $   10,494
   2/28/97                               $   10,703                   $   10,520
   3/31/97                               $   10,615                   $   10,403
   4/30/97                               $   10,709                   $   10,559
   5/31/97                               $   10,813                   $   10,660
   6/30/97                               $   10,939                   $   10,787
   7/31/97                               $   11,210                   $   11,078
   8/31/97                               $   11,129                   $   10,984
   9/30/97                               $   11,272                   $   11,146
  10/31/97                               $   11,381                   $   11,308
  11/30/97                               $   11,388                   $   11,360
  12/31/97                               $   11,467                   $   11,475
   1/31/98                               $   11,629                   $   11,622
   2/28/98                               $   11,596                   $   11,612
   3/31/98                               $   11,617                   $   11,652
   4/30/98                               $   11,668                   $   11,712
   5/31/98                               $   11,765                   $   11,824
   6/30/98                               $   11,846                   $   11,924
   7/31/98                               $   11,841                   $   11,949
   8/31/98                               $   11,973                   $   12,144
   9/30/98                               $   12,164                   $   12,428
  10/31/98                               $   12,088                   $   12,362
  11/30/98                               $   12,149                   $   12,433
  12/31/98                               $   12,171                   $   12,470
   1/31/99                               $   12,205                   $   12,558
   2/28/99                               $   12,063                   $   12,339
   3/31/99                               $   12,153                   $   12,407
   4/30/99                               $   12,180                   $   12,446
   5/31/99                               $   12,091                   $   12,337
   6/30/99                               $   12,083                   $   12,297
   7/31/99                               $   12,064                   $   12,246
   8/31/99                               $   12,045                   $   12,239
   9/30/99                               $   12,150                   $   12,381
  10/31/99                               $   12,169                   $   12,427
  11/30/99                               $   12,175                   $   12,426
  12/31/99                               $   12,135                   $   12,366
 1/31/2000                               $   12,094                   $   12,326
 2/29/2000                               $   12,179                   $   12,475
 3/31/2000                               $   12,282                   $   12,639
 4/30/2000                               $   12,166                   $   12,603
 5/31/2000                               $   12,140                   $   12,596
 6/30/2000                               $   12,432                   $   12,858
 7/31/2000                               $   12,535                   $   12,975
 8/31/2000                               $   12,731                   $   13,164
 9/30/2000                               $   12,814                   $   13,247
10/31/2000                               $   12,818                   $   13,334
11/30/2000                               $   12,931                   $   13,553
12/31/2000                               $   13,256                   $   13,805
 1/31/2001                               $   13,672                   $   14,030
 2/28/2001                               $   13,699                   $   14,152
 3/31/2001                               $   13,718                   $   14,223
 4/30/2001                               $   13,678                   $   14,163
 5/31/2001                               $   13,800                   $   14,248
 6/30/2001                               $   13,814                   $   14,302
 7/31/2001                               $   14,088                   $   14,623
 8/31/2001                               $   14,227                   $   14,791
 9/30/2001                               $   14,184                   $   14,963
10/31/2001                               $   14,387                   $   15,275
11/30/2001                               $   14,238                   $   15,065
12/31/2001                               $   14,117                   $   14,968
 1/31/2002                               $   14,149                   $   15,089
 2/28/2002                               $   14,190                   $   15,236
 3/31/2002                               $   14,040                   $   14,983
 4/30/2002                               $   14,125                   $   15,273
 5/31/2002                               $   14,168                   $   15,403
 6/30/2002                               $   13,788                   $   15,537
 7/31/2002                               $   13,428                   $   15,725
 8/31/2002                               $   13,708                   $   15,991
 9/30/2002                               $   13,782                   $   16,250
10/31/2002                               $   13,767                   $   16,175
11/30/2002                               $   14,005                   $   16,170
12/31/2002                               $   14,304                   $   16,505
 1/31/2003                               $   14,394                   $   16,520
 2/28/2003                               $   14,614                   $   16,748
 3/31/2003                               $   14,643                   $   16,735
 4/30/2003                               $   14,865                   $   16,874
 5/31/2003                               $   15,114                   $   17,187
 6/30/2003                               $   15,098                   $   17,153
 7/31/2003                               $   14,587                   $   16,577
 8/31/2003                               $   14,693                   $   16,686
 9/30/2003                               $   15,084                   $   17,128
10/31/2003                               $   14,974                   $   16,968
11/30/2003                               $   15,046                   $   17,009
12/31/2003                               $   15,194                   $   17,182
 1/31/2004                               $   15,308                   $   17,320
 2/29/2004                               $   15,438                   $   17,507
 3/31/2004                               $   15,552                   $   17,639
 4/30/2004                               $   15,140                   $   17,180
 5/31/2004                               $   15,050                   $   17,111
 6/30/2004                               $   15,148                   $   17,207
 7/31/2004                               $   15,309                   $   17,378
 8/31/2004                               $   15,567                   $   17,710
 9/30/2004                               $   15,622                   $   17,758
10/31/2004                               $   15,785                   $   17,907

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE FIXED INCOME FUND(1) CLASS A SHARES(2), CLASS B SHARES(2),
     CLASS C SHARES(2) AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3)
                            FROM INCEPTION (7/31/01).

                                               CREDIT SUISSE FIXED           CREDIT SUISSE FIXED
                  CREDIT SUISSE FIXED     INCOME FUND(1) -- CLASS B(2)  INCOME FUND(1) -- CLASS C(2)
            INCOME FUND(1) -- CLASS A(2)    (WITH MAXIMUM CONTINGENT      (WITH MAXIMUM CONTINGENT           LEHMAN BROTHERS
             (WITH MAXIMUM SALES CHARGE)     DEFERRED SALES CHARGE)        DEFERRED SALES CHARGE)     U.S. AGGREGATE BOND INDEX(3)
 7/31/2001            $    9,525                   $   10,000                    $   10,000                    $   10,000
 8/31/2001            $    9,620                   $   10,092                    $   10,087                    $   10,115
 9/30/2001            $    9,592                   $   10,058                    $   10,051                    $   10,232
10/31/2001            $    9,729                   $   10,196                    $   10,189                    $   10,446
11/30/2001            $    9,628                   $   10,074                    $   10,076                    $   10,302
12/31/2001            $    9,546                   $    9,982                    $    9,985                    $   10,236
 1/31/2002            $    9,568                   $   10,009                    $   10,001                    $   10,319
 2/28/2002            $    9,596                   $   10,032                    $   10,024                    $   10,419
 3/31/2002            $    9,484                   $    9,909                    $    9,902                    $   10,246
 4/30/2002            $    9,552                   $    9,973                    $    9,966                    $   10,445
 5/31/2002            $    9,580                   $    9,997                    $    9,990                    $   10,534
 6/30/2002            $    9,324                   $    9,723                    $    9,716                    $   10,625
 7/31/2002            $    9,071                   $    9,453                    $    9,446                    $   10,754
 8/31/2002            $    9,260                   $    9,654                    $    9,647                    $   10,936
 9/30/2002            $    9,320                   $    9,701                    $    9,693                    $   11,113
10/31/2002            $    9,314                   $    9,684                    $    9,676                    $   11,062
11/30/2002            $    9,475                   $    9,835                    $    9,827                    $   11,058
12/31/2002            $    9,677                   $   10,049                    $   10,041                    $   11,287
 1/31/2003            $    9,748                   $   10,106                    $   10,098                    $   11,297
 2/28/2003            $    9,897                   $   10,255                    $   10,246                    $   11,453
 3/31/2003            $    9,906                   $   10,268                    $   10,249                    $   11,444
 4/30/2003            $   10,059                   $   10,420                    $   10,401                    $   11,539
 5/31/2003            $   10,229                   $   10,579                    $   10,571                    $   11,754
 6/30/2003            $   10,231                   $   10,574                    $   10,565                    $   11,730
 7/31/2003            $    9,886                   $   10,211                    $   10,203                    $   11,336
 8/31/2003            $    9,961                   $   10,281                    $   10,273                    $   11,411
 9/30/2003            $   10,217                   $   10,540                    $   10,531                    $   11,713
10/31/2003            $   10,155                   $   10,469                    $   10,461                    $   11,604
11/30/2003            $   10,196                   $   10,505                    $   10,496                    $   11,632
12/31/2003            $   10,298                   $   10,603                    $   10,595                    $   11,750
 1/31/2004            $   10,388                   $   10,690                    $   10,681                    $   11,844
 2/29/2004            $   10,478                   $   10,776                    $   10,767                    $   11,973
 3/31/2004            $   10,547                   $   10,851                    $   10,842                    $   12,062
 4/30/2004            $   10,280                   $   10,559                    $   10,550                    $   11,748
 5/31/2004            $   10,221                   $   10,492                    $   10,483                    $   11,701
 6/30/2004            $   10,290                   $   10,556                    $   10,547                    $   11,768
 7/31/2004            $   10,401                   $   10,664                    $   10,655                    $   11,884
 8/31/2004            $   10,579                   $   10,839                    $   10,830                    $   12,111
 9/30/2004            $   10,618                   $   10,872                    $   10,864                    $   12,144
10/31/2004            $   10,731                   $   10,883                    $   10,962                    $   12,246

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                                              SINCE
                                               1 YEAR  5 YEARS  10 YEARS    INCEPTION
                                               ------  -------  --------    ---------
Common Class                                    4.19%    5.49%     6.38%       6.94%
Advisor Class                                   3.56%    5.15%       --        5.56%
Class A Without Sales Charge                    3.92%      --        --        3.48%
Class A With Maximum
  Sales Charge                                 (1.05)%     --        --        1.91%
Class B Without CDSC                            3.15%      --        --        2.67%
Class B With Maximum CDSC                      (0.85)%     --        --        2.38%
Class C Without CDSC                            3.15%      --        --        2.65%
Class C With Maximum CDSC                       2.15%      --        --        2.65%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                                                              SINCE
                                               1 YEAR  5 YEARS  10 YEARS    INCEPTION
                                               ------  -------  --------    ---------
Common Class                                    5.95%    5.66%     6.45%       6.97%
Advisor Class                                   5.42%    5.32%       --        5.62%
Class A Without Sales Charge                    5.68%      --        --        3.70%
Class A With Maximum
  Sales Charge                                  0.67%      --        --        2.16%
Class B Without CDSC                            4.90%      --        --        2.89%
Class B With Maximum CDSC                       0.90%      --        --        2.60%
Class C Without CDSC                            4.79%      --        --        2.83%
Class C With Maximum CDSC                       3.79%      --        --        2.83%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 0.67%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 0.90%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 3.79%.
(3) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service; the Standard & Poor's division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.
(4) Performance for the benchmarks is not available for the period beginning July 3, 1996 (commencement of operations). For that reason, performance is shown for the period beginning August 1, 1996.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                     SIX MONTH PERIOD ENDED OCTOBER 31, 2004

                      COMMON     ADVISOR
                       CLASS      CLASS     CLASS A   CLASS B    CLASS C
                     --------   --------   --------   --------   --------
ACTUAL FUND RETURN
Beginning Account
  Value 4/30/04      $  1,000   $  1,000   $  1,000   $  1,000   $  1,000
Ending Account
  Value 10/31/04     $  1,045   $  1,043   $  1,044   $  1,040   $  1,039
Expenses Paid
  per $1,000*        $   3.60   $   6.16   $   4.88   $   8.71   $   8.71

HYPOTHETICAL 5%
FUND RETURN
Beginning Account
  Value 4/30/04      $  1,000   $  1,000   $  1,000   $  1,000   $  1,000
Ending Account
  Value 10/31/04     $  1,025   $  1,025   $  1,025   $  1,025   $  1,025
Expenses Paid
  per $1,000*        $   3.56   $   6.11   $   4.84   $   8.65   $   8.65

                      COMMON     ADVISOR
                       CLASS      CLASS     CLASS A    CLASS A    CLASS A
                     --------   --------    -------    -------    -------
ANNUALIZED
EXPENSE RATIOS*
                         0.70%      1.20%      0.95%      1.70%      1.70%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

US Gov't Agencies             35.0%
Corporate Bonds               25.4%
Asset Backed Securities       16.0%
Cash/Money Markets             9.1%
Foreign Bonds                  8.7%
Mortgage Backed Securities     5.5%
Preferred Stocks               0.3%
Warrants                       0.0%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
CORPORATE BONDS (30.4%)
AEROSPACE & DEFENSE (0.6%)
$    760   Goodrich Corp., Notes~                                         (BBB- , Baa3)   04/15/08      7.500   $     851,645
     180   L-3 Communications Corp., Global Company
             Guaranteed Notes
             (Callable 07/15/08 @ $103.06)                                 (BB- , Ba3)    07/15/13      6.125         187,650
                                                                                                                -------------
                                                                                                                    1,039,295
                                                                                                                -------------
AUTOMOBILE MANUFACTURERS (0.3%)
     245   Ford Motor Co., Global Notes                                   (BBB- , Baa1)   07/16/31      7.450         239,280
     335   General Motors Corp., Global Debentures~                       (BBB- , Baa2)   07/15/33      8.375         349,567
                                                                                                                -------------
                                                                                                                      588,847
                                                                                                                -------------
AUTOMOBILE PARTS & EQUIPMENT (0.1%)
     265   Collins & Aikman Products Corp.,
             Rule 144A, Senior Subordinated Notes++~                        (B- , B3)     08/15/12     12.875         230,550
                                                                                                                -------------
BANKS (0.9%)
     635   Bank of America Corp., Global Notes                              (A+ , Aa2)    10/01/10      4.250         640,297
     300   National City Bank, Series BKNT, Notes                           (A+ , Aa3)    08/01/09      4.150         304,206
     610   Wachovia Corp., Global Subordinated Notes                        (A- , A1)     08/01/14      5.250         631,350
                                                                                                                -------------
                                                                                                                    1,575,853
                                                                                                                -------------
BUILDING MATERIALS (0.3%)
     435   American Standard, Inc., Company
             Guaranteed Notes                                             (BBB- , Ba2)    02/15/10      7.625         501,337
                                                                                                                -------------
CHEMICALS (0.6%)
     160   Huntsman LLC, Global Company Guaranteed
             Notes (Callable 10/15/07 @ $105.81)                            (B , B2)      10/15/10     11.625         189,400
     180   Lyondell Chemicals Co.,
             Global Company Guaranteed Notes
             (Callable 06/01/08 @ $105.25)~                                 (B+ , B1)     06/01/13     10.500         213,300
     625   RPM International, Inc., Senior Notes                          (BBB , Baa3)    10/15/09      4.450         621,810
                                                                                                                -------------
                                                                                                                    1,024,510
                                                                                                                -------------
COMMERCIAL SERVICES (0.6%)
     450   Cendant Corp., Units                                           (BBB , Baa1)    08/17/06      4.890         457,796
     270   Erac USA Finance Co., Rule 144A, Notes++                       (BBB+ , Baa1)   05/15/06      6.625         284,502
     245   Iron Mountain, Inc., Company Guaranteed
             Notes (Callable 07/01/08 @ $103.31)                           (B , Caa1)     01/01/16      6.625         245,000
                                                                                                                -------------
                                                                                                                      987,298
                                                                                                                -------------
DISTRIBUTION & WHOLESALE (0.2%)
     360   Hughes Supply, Inc., Rule 144A, Notes++                        (BBB- , Ba1)    10/15/14      5.500         359,847
                                                                                                                -------------
DIVERSIFIED FINANCIALS (7.6%)
     700   Capital One Bank, Subordinated Notes                           (BBB- , Baa3)   06/13/13      6.500         769,978
   1,035   Countrywide Home Loans, Inc., Global Notes                       (A , A3)      12/19/07      4.250       1,054,980
     300   Countrywide Home Loans, Inc.,
             Series MTN, Global Notes                                       (A , A3)      09/15/09      4.125         300,230
     100   Farmers Exchange Capital, Rule 144A, Notes++                   (BBB+ , Baa3)   07/15/28      7.050         101,565

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
CORPORATE BONDS
DIVERSIFIED FINANCIALS
$    745   FMR Corp., Rule 144A, Notes++                                   (AA , Aa3)     03/01/13      4.750   $     752,514
     540   Ford Motor Credit Co., Global Notes                             (BBB- , A3)    01/25/07      6.500         567,647
     235   Ford Motor Credit Co., Global Notes                             (BBB- , A3)    10/28/09      7.375         255,854
     430   General Electric Capital Corp., Series MTNA,
             Global Notes                                                  (AAA , Aaa)    12/15/09      3.750         428,545
   1,190   General Electric Capital Corp., Series MTNA,
             Global Notes                                                  (AAA , Aaa)    06/15/12      6.000       1,308,580
     245   General Motors Acceptance Corp., Global Bonds                  (BBB- , Baa1)   11/01/31      8.000         254,300
     780   General Motors Acceptance Corp.,
             Series MTN, Notes~                                           (BBB , Baa1)    12/10/07      4.375         781,052
     425   Goldman Sachs Group L.P., Notes~                                (A+ , Aa3)     10/01/14      5.000         425,704
   1,625   Household Finance Corp., Global Notes                            (A , A1)      12/15/08      4.125       1,651,170
     470   Household Finance Corp., Global Notes                            (A , A1)      07/15/10      8.000         558,715
     230   JPMorgan Chase & Co.,
             Global Subordinated Notes                                      (A , A1)      09/15/14      5.125         234,148
     680   Lehman Brothers Holdings, Inc., Series MTNG,
             Global Notes                                                   (A , A1)      11/30/10      4.375         686,729
     530   MBNA America Bank, Rule 144A,
             Subordinated Notes++                                         (BBB , Baa2)    03/15/08      6.750         580,519
     207   Merey Sweeny L.P., Rule 144A, Senior Notes++                    (NR , Baa3)    12/18/19      8.850         246,430
     400   Merrill Lynch & Company, Inc., Notes                            (A+ , Aa3)     07/15/14      5.450         418,525
     385   Morgan Stanley, Global Subordinated Notes                        (A , A1)      04/01/14      4.750         377,866
     870   SLM Corp., Series MTNA, Notes                                    (A , A2)      01/15/09      4.000         875,650
      90   Textron Financial Corp., Global Notes~                           (A- , A3)     06/01/07      5.875          95,935
     310   Textron Financial Corp., Series MTNE, Notes#                     (A- , A3)     10/06/06      2.381         311,155
                                                                                                                -------------
                                                                                                                   13,037,791
                                                                                                                -------------
ELECTRIC (3.6%)
     240   AES Corp., Senior Notes                                          (B- , B2)     06/01/09      9.500         277,800
     740   American Electric Power Company, Inc.,
             Series A, Global Notes                                       (BBB , Baa3)    05/15/06      6.125         774,859
     400   Cincinnati Gas & Electric Co., Notes                           (BBB , Baa1)    09/15/12      5.700         428,090
     695   Consolidated Edison Company of New York,
             Debentures                                                     (A , A1)      02/01/13      4.875         713,511
     285   Constellation Energy Group, Inc., Notes                        (BBB , Baa1)    04/01/07      6.350         305,149
     160   Detroit Edison Co., First Mortgage Notes                         (A- , A3)     08/01/14      5.400         169,254
     355   Dominion Resources, Inc., Series B,
             Global Senior Notes                                          (BBB+ , Baa1)   07/15/05      7.625         367,362
     665   FirstEnergy Corp., Series C, Global Notes                      (BB+ , Baa3)    11/15/31      7.375         760,088
     669   FPL Group Capital, Inc., Company
             Guaranteed Notes                                               (A- , A2)     09/15/06      7.625         725,121
     490   FPL Group Capital, Inc., Notes                                   (A- , A2)     04/11/06      3.250         493,503
     400   Oklahoma Gas & Electric Co., Bonds
             (Callable 08/01/14 @ $103.25)                                 (BBB+ , A2)    08/01/34      6.500         418,524
     290   Pacific Gas & Electric Co., First Mortgage Notes               (BBB , Baa2)    03/01/34      6.050         299,718
     480   Pinnacle West Capital Corp., Senior Notes
             (Callable 11/01/04 @ $100.00)#                               (BBB- , Baa2)   11/01/05      2.494         480,744
                                                                                                                -------------
                                                                                                                    6,213,723
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
CORPORATE BONDS
ENTERTAINMENT (0.2%)
$    160   AMC Entertainment, Inc., Senior Subordinated
             Notes (Callable 02/01/05 @ $103.17)                           (CCC+ , B3)    02/01/11      9.500   $     166,000
     240   Six Flags, Inc., Global Senior Notes
             (Callable 02/01/05 @ $104.75)~                                (CCC+ , B3)    02/01/09      9.500         240,900
                                                                                                                -------------
                                                                                                                      406,900
                                                                                                                -------------
ENVIRONMENTAL CONTROL (0.7%)
     125   Allied Waste North America, Inc., Senior Notes
             (Callable 04/15/08 @ $103.94)                                 (BB- , B2)     04/15/13      7.875         127,813
     265   Allied Waste North America, Inc., Series B,
             Global Senior Notes
             (Callable 04/15/09 @ $103.69)~                                (B+ , Caa1)    04/15/14      7.375         246,450
     625   Waste Management, Inc., Global Company
             Guaranteed Notes                                             (BBB , Baa3)    05/15/32      7.750         769,994
                                                                                                                -------------
                                                                                                                    1,144,257
                                                                                                                -------------
FOOD (1.3%)
     445   ConAgra Foods, Inc., Notes                                     (BBB+ , Baa1)   09/15/11      6.750         506,284
     430   ConAgra Foods, Inc., Notes                                     (BBB+ , Baa1)   09/15/30      8.250         571,263
     375   Corn Products International, Inc., Senior Notes                (BBB- , Ba1)    07/15/07      8.250         415,313
     620   Kellogg Co., Global Senior Notes                               (BBB+ , Baa1)   06/01/08      2.875         608,196
     155   Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)~                                 (B- , B3)     11/15/11      8.750         144,150
                                                                                                                -------------
                                                                                                                    2,245,206
                                                                                                                -------------
FOREST PRODUCTS, PAPER (0.3%)
     405   Georgia-Pacific Corp., Global Company
             Guaranteed Notes                                              (BB+ , Ba2)    02/01/10      8.875         478,912
                                                                                                                -------------
GAS (0.4%)
     585   Sempra Energy, Notes                                           (BBB+ , Baa1)   12/01/05      6.950         610,058
                                                                                                                -------------
HOME BUILDERS (0.4%)
     270   D.R. Horton, Inc., Senior Notes                                 (BB+ , Ba1)    05/01/13      6.875         293,625
     270   KB Home, Senior Subordinated Notes                              (BB- , Ba2)    12/15/08      8.625         307,125
      90   NVR, Inc., Senior Notes~                                       (BB+ , Baa3)    06/15/10      5.000          90,675
                                                                                                                -------------
                                                                                                                      691,425
                                                                                                                -------------
HOUSEHOLD PRODUCTS (0.1%)
     160   Johnsondiversey, Inc., Series B,
             Global Company Guaranteed Notes
             (Callable 05/15/07 @ $104.81)                                  (B , B2)      05/15/12      9.625         180,800
                                                                                                                -------------
INSURANCE (2.0%)
     900   American International Group, Inc.,
             Global Notes#                                                 (AAA , Aaa)    05/15/13      4.250         876,927
     235   Florida Windstorm Underwriting Association,
             Rule 144A, Senior Notes++                                      (A- , A3)     08/25/07      6.850         255,641
     650   Genworth Financial, Inc., Notes                                  (A , A2)      06/15/14      5.750         690,196

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
CORPORATE BONDS
INSURANCE

$  1,010   MetLife, Inc., Senior Notes                                      (A , A2)      11/24/13      5.000   $   1,019,177
     610   Nationwide Mutual Insurance Co.,
             Rule 144A, Bonds
             (Callable 04/15/14 @ $100.00)++                                (A- , A2)     04/15/34      6.600         601,017
                                                                                                                -------------
                                                                                                                    3,442,958
                                                                                                                -------------
IRON & STEEL (0.4%)
     390   AK Steel Corp., Company Guaranteed Notes
             (Callable 02/15/05 @ $102.65)~                                 (B+ , B3)     02/15/09      7.875         397,800
     215   International Steel Group, Inc., Global
             Senior Notes                                                  (BB , Ba3)     04/15/14      6.500         231,125
                                                                                                                -------------
                                                                                                                      628,925
                                                                                                                -------------
LEISURE TIME (0.1%)
     100   Hard Rock Hotel, Inc., Global Notes
             (Callable 06/01/08 @ $104.44)                                  (B , B3)      06/01/13      8.875         109,500
                                                                                                                -------------
LODGING (0.5%)
     180   Caesars Entertainment, Inc., Global
             Senior Notes~                                                 (BB+ , Ba1)    04/15/13      7.000         203,175
     310   MGM Mirage, Rule 144A, Senior Notes++                           (BB+ , Ba1)    09/01/12      6.750         330,150
     340   Windsor Woodmont Black Hawk, Series B,
             First Mortgage Notes|                                         (CCC+ , NR)    03/15/05     13.000         340,850
                                                                                                                -------------
                                                                                                                      874,175
                                                                                                                -------------
MEDIA (2.8%)
     330   CCO Holdings LLC, Global Senior Notes
             (Callable 11/15/08 @ $104.38)~                                (CCC- , B3)    11/15/13      8.750         330,825
     505   Comcast Cable Communications Holdings, Inc.,
             Global Company Guaranteed Notes                              (BBB , Baa3)    03/15/13      8.375         620,556
      10   Comcast Cable Communications, Inc.,
             Senior Notes                                                 (BBB , Baa3)    01/30/11      6.750          11,232
     325   Cox Communications, Inc., Notes~                               (BBB , Baa3)    06/15/05      6.875         332,813
     295   CSC Holdings, Inc., Series B, Senior Notes                      (BB- , B1)     07/15/09      8.125         325,975
     245   Dex Media West LLC, Series B, Global Senior
             Subordinated Notes
             (Callable 08/15/08 @ $104.94)                                  (B , B2)      08/15/13      9.875         290,937
     120   EchoStar DBS Corp., Global Senior Notes                         (BB- , Ba3)    10/01/11      6.375         124,950
     155   EchoStar DBS Corp., Rule 144A, Company
             Guaranteed Notes++                                            (BB- , Ba3)    10/01/14      6.625         159,263
     550   Liberty Media Corp., Global Senior Notes#                      (BBB- , Baa3)   09/17/06      3.380         556,385
     225   Mediacom LLC/Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)~                                 (B , B3)      01/15/13      9.500         221,625
     425   News America Holdings, Inc., Company
             Guaranteed Notes~                                            (BBB- , Baa3)   02/01/13      9.250         550,835
     700   News America, Inc., Company
             Guaranteed Notes                                             (BBB- , Baa3)   11/30/28      7.625         839,291
     320   Time Warner, Inc., Global Company
             Guaranteed Notes                                             (BBB+ , Baa1)   04/15/31      7.625         380,321
                                                                                                                -------------
                                                                                                                    4,745,008
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
CORPORATE BONDS
MINING (0.2%)
$    365   Phelps Dodge Corp., Bonds                                      (BBB- , Baa3)   03/15/34      6.125   $     378,186
                                                                                                                -------------
MISCELLANEOUS MANUFACTURING (0.5%)
     810   Textron, Inc., Senior Notes                                      (A- , A3)     08/01/10      4.500         830,648
                                                                                                                -------------
OIL & GAS (1.7%)
     240   Chesapeake Energy Corp., Senior Notes
             (Callable 01/15/09 @ $103.44)                                 (BB- , Ba3)    01/15/16      6.875         258,000
     240   Devon Financing Corp. ULC, Global Company
             Guaranteed Notes                                             (BBB , Baa2)    09/30/11      6.875         275,192
     415   Enterprise Products Operating LP, Rule 144A,
             Senior Notes++                                               (BB+ , Baa3)    10/15/14      5.600         423,697
     385   Giant Industries, Inc., Company Guaranteed
             Notes (Callable 05/15/09 @ $104.00)                            (B- , B3)     05/15/14      8.000         403,287
     320   Pemex Project Funding Master Trust,
             Rule 144A, Notes++#                                          (BBB- , Baa1)   06/15/10      3.180         326,240
     520   Pioneer Natural Resources Co., Senior Notes                    (BBB- , Baa3)   07/15/16      5.875         553,484
     255   Premcor Refining Group, Inc., Company
             Guaranteed Notes
             (Callable 05/01/09 @ $103.38)                                 (BB- , Ba3)    05/01/14      6.750         270,300
     455   SEACOR Holdings, Inc., Notes                                   (BBB , Baa3)    10/01/12      5.875         453,505
                                                                                                                -------------
                                                                                                                    2,963,705
                                                                                                                -------------
PACKAGING & CONTAINERS (0.3%)
     125   Owens-Brockway Glass Containers, Global
             Secured Notes (Callable 11/15/07 @ $104.38)                   (BB- , B2)     11/15/12      8.750         141,563
     270   Owens-Illinois, Inc., Debentures~                               (B , Caa1)     05/15/10      7.500         283,500
                                                                                                                -------------
                                                                                                                      425,063
                                                                                                                -------------
PHARMACEUTICALS (0.1%)
     130   Wyeth, Notes#                                                   (A , Baa1)     03/15/13      5.500         133,988
                                                                                                                -------------
PIPELINES (0.6%)
     170   El Paso Production Holding Co., Global
             Company Guaranteed Notes
             (Callable 06/01/08 @ $103.88)                                  (B- , B3)     06/01/13      7.750         178,075
     580   Plains All American Pipelines,
             Rule 144A, Notes++                                           (BBB- , Baa3)   08/15/09      4.750         598,350
     215   Williams Companies, Inc., Global Notes#~                         (B+ , B3)     03/15/12      8.125         253,700
                                                                                                                -------------
                                                                                                                    1,030,125
                                                                                                                -------------
REAL ESTATE (0.5%)
     400   EOP Operating LP, Notes                                        (BBB+ , Baa2)   10/01/10      4.650         406,782
     500   EOP Operating LP, Senior Notes                                 (BBB+ , Baa2)   02/15/05      6.625         505,845
                                                                                                                -------------
                                                                                                                      912,627
                                                                                                                -------------
RETAIL (0.6%)
     845   Target Corp., Notes~                                             (A+ , A2)     08/15/10      7.500         999,556
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
CORPORATE BONDS
SEMICONDUCTORS (0.1%)
$    240   Amkor Technology, Inc., Global Senior Notes
             (Callable 05/15/08 @ $103.88)~                                 (B , B3)      05/15/13      7.750   $     208,200
                                                                                                                -------------
TELECOMMUNICATIONS (1.7%)
     160   AT&T Wireless Services, Inc., Global
             Senior Notes                                                  (A , Baa2)     03/01/31      8.750         215,459
     310   BellSouth Corp., Global Bonds                                    (A , A2)      09/15/14      5.200         316,847
     245   Centennial Communications Corp.,
             Global Company Guaranteed Notes
             (Callable 06/15/08 @ $105.06)                                (CCC , Caa1)    06/15/13     10.125         267,050
     370   Motorola, Inc., Notes                                          (BBB , Baa3)    11/16/07      4.608         381,261
     320   Nextel Communications, Inc., Senior Notes
             (Callable 03/15/09 @ $102.98)                                 (BB , Ba3)     03/15/14      5.950         328,800
     345   SBC Communications, Inc., Global Notes                           (A , A2)      09/15/14      5.100         348,068
     305   Sprint Capital Corp., Global Company
             Guaranteed Notes                                             (BBB- , Baa3)   03/15/32      8.750         400,867
     650   Verizon Wireless Capital LLC, Global Notes                       (A+ , A3)     12/15/06      5.375         681,628
                                                                                                                -------------
                                                                                                                    2,939,980
                                                                                                                -------------
TRANSPORTATION (0.1%)
     175   Horizon Lines LLC, Rule 144A, Notes
             (Callable 11/01/08 @ $104.50)++                                (B- , B3)     11/01/12      9.000         190,094
                                                                                                                -------------
TOTAL CORPORATE BONDS (Cost $50,434,900)                                                                           52,129,347
                                                                                                                -------------
ASSET BACKED SECURITIES (19.1%)
   2,200   Aesop Funding II LLC, Series 2003-2A,
             Class A2#                                                     (AAA , Aaa)    06/20/07      2.160       2,205,964
     969   Ameriquest Mortgage Securities, Inc.,
             Series 2003-AR2, Class A4#                                    (AAA , Aaa)    05/25/33      2.283         970,526
     549   Capital Auto Receivables Asset Trust,
             Series 2002-5, Class A3B#                                     (AAA , Aaa)    04/17/06      2.300         549,544
   1,800   Capital One Master Trust, Series 2001-1,
             Class A#                                                      (AAA , Aaa)    12/15/10      2.070       1,810,315
     900   Chase Credit Card Master Trust, Series 2001-1,
             Class A#                                                      (AAA , Aaa)    06/15/07      2.040         900,422
   1,800   Chase Credit Card Master Trust, Series 2003-2,
             Class A#                                                      (AAA , Aaa)    07/15/10      1.980       1,805,184
     125   Chase Funding Mortgage Loan, Series 2002-2,
             Class 1A4                                                     (AAA , Aaa)    08/25/28      4.877         126,152
   2,245   Citibank Credit Card Issuance Trust,
             Series 2002-A9, Class A9#                                     (AAA , Aaa)    12/17/07      1.920       2,246,585
     233   CNH Equipment Trust, Series 2002-A,
             Class A3#                                                     (AAA , Aaa)    07/17/06      2.120         232,959
     861   Countrywide Home Equity Loan Trust,
             Series 2002-C, Class A#                                       (AAA , Aaa)    05/15/28      2.110         861,779
   1,290   DaimlerChrysler Auto Trust, Series 2004-B,
             Class A4                                                      (AAA , Aaa)    10/08/09      3.710       1,300,481

                 See Accompanying Notes to Financial Statements.

    PAR                                                                      RATINGS+
   (000)                                                                   (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                   -------------   --------     -----    -------------
ASSET BACKED SECURITIES
$    105    DaimlerChrysler Master Owner Trust,
              Series 2002-A, Class A#                                       (AAA , Aaa)    05/15/07      1.930   $     105,094
   2,245    Discover Card Master Trust I, Series 2003-4,
              Class A1#                                                     (AAA , Aaa)    05/15/11      1.980       2,248,509
     500    Embarcadero Aircraft Securitization Trust,
              Series 2000-A, Class A1#                                       (BB , B3)     08/15/25      2.350         235,000
   2,245    First USA Credit Card Master Trust,
              Series 2001-1, Class A#                                       (AAA , Aaa)    09/19/08      2.040       2,250,384
     370    First USA Credit Card Master Trust,
              Series 2001-4, Class A#                                       (AAA , Aaa)    01/12/09      1.998         370,636
   1,800    Fleet Credit Card Master Trust, Series 2002-B,
              Class A#                                                      (AAA , Aaa)    04/15/10      2.010       1,805,726
     123    GE Capital Mortgage Services, Inc.,
              Series 1998-HE1, Class A7                                     (AAA , Aaa)    06/25/28      6.465         123,261
     532    Greenpoint Home Equity Loan Trust,
              Series 2003-1, Class A#                                       (AAA , Aaa)    04/15/29      2.140         531,743
     705    Greenpoint Home Equity Loan Trust,
              Series 2004-3, Class A#                                       (AAA , Aaa)    03/15/35      2.100         704,343
     865    Honda Auto Receivables Owner Trust,
              Series 2003-1, Class A4                                       (AAA , Aaa)    07/18/08      2.480         860,405
   2,245    MBNA Credit Card Master Note Trust,
              Series 2002-A4, Class A4#                                     (AAA , Aaa)    08/17/09      1.980       2,251,009
   2,515    MBNA Master Credit Card Trust,
              Series 1996-G, Class A#                                       (AAA , Aaa)    12/15/08      2.050       2,523,716
   3,000    MBNA Master Credit Card Trust,
              Series 1998-G, Class A#                                       (AAA , Aaa)    02/17/09      2.000       3,008,413
      85    Mortgage Lenders Network Home Equity Loan,
              Series 1998-2, Class A1#                                      (AAA , Aaa)    07/25/29      6.605          87,501
   2,076    SLM Student Loan Trust, Series 2003-1,
              Class A2#                                                     (AAA , Aaa)    06/17/13      1.920       2,076,347
     534    Vanderbilt Mortgage Finance, Series 1998-C,
              Class 1B1                                                    (BBB , Baa1)    02/07/15      6.970         546,826
                                                                                                                 -------------
TOTAL ASSET BACKED SECURITIES (Cost $32,890,441)                                                                    32,738,824
                                                                                                                 -------------
MORTGAGE-BACKED SECURITIES (47.7%)
   1,545    Bear Stearns Commercial Mortgage
              Securities, Inc., Series 2002-TOP6, Class A2                  (AAA , Aaa)    10/15/36      6.460       1,731,564
   2,265    Fannie Mae Global Notes^^                                       (AAA , Aaa)    11/15/10      6.625       2,596,290
      16    Fannie Mae Pool #004542++++                                     (AAA , Aaa)    12/01/08     12.000          17,406
   1,476    Fannie Mae Pool #254372++++                                     (AAA , Aaa)    07/01/17      6.000       1,550,143
       0(1) Fannie Mae Pool #524164                                         (AAA , Aaa)    11/01/29      7.000              47
     257    Fannie Mae Pool #656862++++                                     (AAA , Aaa)    04/01/33      6.000         266,962
   1,914    Fannie Mae Pool #667742++++                                     (AAA , Aaa)    04/01/33      6.000       1,988,319
   1,619    Fannie Mae Pool #703337++++                                     (AAA , Aaa)    04/01/33      5.500       1,652,551
   2,103    Fannie Mae Pool #703444++++                                     (AAA , Aaa)    05/01/18      5.000       2,149,551
     303    Fannie Mae Pool #703598++++                                     (AAA , Aaa)    05/01/18      5.500         314,421
     253    Fannie Mae Pool #705651++++                                     (AAA , Aaa)    06/01/18      5.500         262,516

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
MORTGAGE-BACKED SECURITIES
$    945   Fannie Mae Pool #713667++++                                     (AAA , Aaa)    07/01/33      5.000   $     944,924
     915   Fannie Mae Pool #721796++++                                     (AAA , Aaa)    06/01/18      4.500         920,586
   2,205   Fannie Mae Pool #725205++++                                     (AAA , Aaa)    03/01/34      5.000       2,203,965
   2,206   Fannie Mae Pool #725248^^^                                      (AAA , Aaa)    03/01/34      5.000       2,204,605
   1,694   Fannie Mae Pool #725277                                         (AAA , Aaa)    03/01/19      4.500       1,703,447
   1,080   Fannie Mae Pool #739753                                         (AAA , Aaa)    12/01/18      5.000       1,104,060
     849   Fannie Mae Pool #741384                                         (AAA , Aaa)    09/01/18      4.000         835,533
     948   Fannie Mae Pool #750536                                         (AAA , Aaa)    01/01/34      5.500         967,219
     583   Fannie Mae Pool #757490++++++                                   (AAA , Aaa)    01/01/34      5.500         594,599
   1,177   Fannie Mae Pool #763676                                         (AAA , Aaa)    01/01/34      5.500       1,201,370
   1,785   Fannie Mae Pool #770154                                         (AAA , Aaa)    04/01/34      5.000       1,781,279
   1,915   Fannie Mae Pool #778761                                         (AAA , Aaa)    06/01/19      4.500       1,916,198
   2,632   Fannie Mae Pool #790724                                         (AAA , Aaa)    09/01/34      5.500       2,683,993
   1,284   Fannie Mae Pool #794821                                         (AAA , Aaa)    10/01/34      7.000       1,364,216
   1,763   Fannie Mae Pool #796906                                         (AAA , Aaa)    11/01/34      7.000       1,873,276
   2,475   Federal Home Loan Bank Global Bonds^^                           (AAA , Aaa)    06/18/14      5.250       2,642,308
   1,955   FHLMC TBA                                                       (AAA , Aaa)    12/01/34      5.500       1,991,656
   1,745   FNMA TBA                                                        (AAA , Aaa)    12/01/19      4.500       1,749,907
   1,490   FNMA TBA                                                        (AAA , Aaa)    12/01/19      5.000       1,520,731
   1,125   FNMA TBA                                                        (AAA , Aaa)    12/01/19      5.500       1,165,078
   7,295   FNMA TBA                                                        (AAA , Aaa)    12/01/34      6.000       7,543,483
   5,270   FNMA TBA                                                        (AAA , Aaa)    12/01/34      6.500       5,541,732
   1,625   FNMA TBA                                                        (AAA , Aaa)    12/01/34      6.500       1,705,234
   1,685   Freddie Mac Global Notes^^                                      (AAA , Aaa)    11/15/13      4.875       1,745,338
   1,575   Freddie Mac Global Subordinated Notes^^                         (AAA , Aaa)    03/21/11      5.875       1,723,537
   1,680   Freddie Mac Pool #A24892                                        (AAA , Aaa)    07/01/34      6.000       1,742,034
   2,395   Freddie Mac Pool #A25679                                        (AAA , Aaa)    08/01/34      5.500       2,443,398
     802   Freddie Mac Pool #B11354                                        (AAA , Aaa)    12/01/18      5.000         819,010
   1,805   Freddie Mac Pool #N31151                                        (AAA , Aaa)    10/01/34      5.000       1,817,604
   1,948   Ginnie Mae Pool #429679                                         (AAA , Aaa)    11/15/33      5.500       1,997,611
   4,120   GNMA TBA                                                        (AAA , Aaa)    12/01/34      5.000       4,132,875
   1,043   JPMorgan Chase Commercial Mortgage
             Securities Corp., Series 2004-CB9, Class A1#                  (AAA , Aaa)    06/12/41      3.475       1,043,053
     321   LB-UBS Commercial Mortgage Trust,
             Series 2003-C3, Class A1                                      (AAA , Aaa)    05/15/27      2.599         315,393
   1,780   LB-UBS Commercial Mortgage Trust,
             Series 2004-C2, Class A4                                      (AAA , Aaa)    03/15/36      4.367       1,753,445
   1,725   LB-UBS Commercial Mortgage Trust,
             Series 2004-C7, Class A2                                      (AAA , Aaa)    10/15/29      3.992       1,733,548
   1,755   Wachovia Bank Commercial Mortgage Trust,
             Series 2004-C10, Class A4                                     (AAA , Aaa)    02/15/41      4.748       1,771,444
                                                                                                                -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $80,658,405)                                                                81,727,459
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
FOREIGN BONDS (10.4%)
BANKS (1.0%)
$    695   Korea Development Bank, Global Notes (Korea)                     (A- , A3)     07/20/09      4.750   $     718,964
     915   Royal Bank of Scotland Group PLC, Series 3,
             Global Bonds (Callable 12/31/05 @ $100.00)
             (United Kingdom)                                               (A , A1)      11/29/49      7.816         963,525
                                                                                                                -------------
                                                                                                                    1,682,489
                                                                                                                -------------
BEVERAGES (0.2%)
     420   Diageo Finance BV, Global Company
             Guaranteed Notes (Netherlands)                                 (A , A2)      04/01/11      3.875         414,980
                                                                                                                -------------
CHEMICALS (0.1%)
     210   Methanex Corp., Yankee Notes (Canada)                          (BBB- , Ba1)    08/15/05      7.750         217,350
                                                                                                                -------------
ELECTRIC (0.2%)
     330   Compania Nacional de Transmision Electrica SA,
             Global Senior Notes (Chile)                                   (A- , Baa1)    04/15/11      7.875         384,732
                                                                                                                -------------
FOREST PRODUCTS, PAPER (0.1%)
     255   Tembec Industries, Inc., Global Company
             Guaranteed Notes (Canada)                                     (BB- , Ba3)    03/15/12      7.750         251,175
                                                                                                                -------------
HOLDING COMPANIES-DIVERSIFIED (0.6%)
     890   Pacificorp Australia, Rule 144A, Bonds
             (Australia)++                                                 (AAA , Aaa)    01/15/08      6.150         964,323
                                                                                                                -------------
INSURANCE (0.2%)
     250   Everest Reinsurance Holdings, Notes (Bermuda)                    (A- , A3)     10/15/14      5.400         253,839
                                                                                                                -------------
MEDIA (0.3%)
     425   Thomson Corp., Global Notes (Canada)                             (A- , A3)     01/05/12      6.200         471,476
                                                                                                                -------------
MISCELLANEOUS MANUFACTURING (0.2%)
     315   Tyco International Group SA, Yankee Company
             Guaranteed Notes (Luxembourg)                                (BBB , Baa3)    10/15/11      6.375         351,144
                                                                                                                -------------
OIL & GAS (0.9%)
     185   Canadian Natural Resources, Ltd., Yankee
             Notes (Canada)                                               (BBB+ , Baa1)   07/15/11      6.700         208,826
     600   Norsk Hydro ASA, Yankee Debentures (Norway)                      (A , A2)      06/15/23      7.750         750,328
       5   Norsk Hydro ASA, Yankee Debentures (Norway)                      (A , A2)      11/15/25      7.150           5,944
     430   Petroliam Nasional Berhad, Rule 144A, Bonds
             (Malaysia)++                                                  (A- , Baa1)    08/15/15      7.750         527,233
                                                                                                                -------------
                                                                                                                    1,492,331
                                                                                                                -------------
PIPELINES (0.1%)
     240   Trans-Canada Pipelines, Ltd., Yankee Bonds
             (Canada)                                                       (A- , A2)     01/15/15      4.875         242,696
                                                                                                                -------------
REAL ESTATE (0.2%)
     275   Westfield Capital Corp., Rule 144A, Notes
             (Australia)++                                                  (A , A2)      11/15/14      5.125         276,087
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                                     RATINGS+
   (000)                                                                  (S&P/MOODY'S)   MATURITY     RATE%        VALUE
   -----                                                                  -------------   --------     -----    -------------
FOREIGN BONDS
SOVEREIGN (5.8%)
   $ 441   Federal Republic of Brazil, Restructured Debt
             Bonds (Brazil)#                                               (BB- , B1)     04/15/12      3.125   $     405,476
     407   Federal Republic of Brazil, Restructured Debt
             Bonds (Brazil)                                                (BB- , B2)     04/15/14      8.000         405,476
   8,230   Government of New Zealand, Bonds (New Zealand)                  (AAA , Aaa)    04/15/15      6.000       5,619,146
     985   Government of Russia, Series V,
             Debentures (Russia)                                           (BB+ , Ba2)    05/14/08      3.000         911,125
     390   Republic of Colombia, Global Notes (Colombia)~                  (BB , Ba2)     01/23/12     10.000         436,800
     280   Republic of Venezeula, Global Notes (Venezuela)                  (B , B2)      10/08/14      8.500         284,900
     520   Republic of Venezuela, Notes (Venezuela)#                        (B , B2)      04/20/11      3.090         451,117
     520   United Mexican States, Global Notes (Mexico)                   (BBB- , Baa2)   01/14/11      8.375         614,900
     300   United Mexican States, Global Notes (Mexico)                   (BBB- , Baa2)   04/08/33      7.500         320,550
     495   United Mexican States, Series MTN,
             Global Notes (Mexico)                                        (BBB- , Baa2)   01/16/13      6.375         527,175
                                                                                                                -------------
                                                                                                                    9,976,665
                                                                                                                -------------
TELECOMMUNICATIONS (0.5%)
     390   Deutsche Telekom International Finance BV,
             Global Company Guaranteed Notes
             (Netherlands)#                                               (BBB+ , Baa1)   06/15/30      8.750         516,170
     300   Telecom Italia Capital, Rule 144A, Company
             Guaranteed Notes (Luxembourg)++                              (BBB+ , Baa2)   09/30/14      4.950         298,270
                                                                                                                -------------
                                                                                                                      814,440
                                                                                                                -------------
TOTAL FOREIGN BONDS (Cost $17,574,549)                                                                             17,793,727
                                                                                                                -------------
UNITED STATES TREASURY OBLIGATIONS (0.9%)
     780   United States Treasury Bonds~                                   (AAA , Aaa)    02/15/23      7.125       1,005,256
      35   United States Treasury Bonds~                                   (AAA , Aaa)    02/15/31      5.375          38,026
     455   United States Treasury Notes~                                   (AAA , Aaa)    09/30/06      2.500         454,769
      30   United States Treasury Notes~                                   (AAA , Aaa)    08/15/07      2.750          29,993
                                                                                                                -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,533,873)                                                          1,528,044
                                                                                                                -------------

     NUMBER
       OF
     SHARES
    -------
COMMON STOCK (0.0%)
FOOD (0.0%)
     105   Archibald Candy Corp.*^ (Cost $8,925)                                                                            0
                                                                                                                -------------
PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
     400   Centaur Funding Corp., Series B, Rule 144A++
             (Cost $405,680)                                                                                          525,250
                                                                                                                -------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
      65   Dayton Superior Corp., Rule 144A, strike $0.01,
             expires 06/15/09*++                                                                                            1
                                                                                                                -------------

                 See Accompanying Notes to Financial Statements.

 NUMBER OF
   SHARES                                                                                 MATURITY     RATE%        VALUE
 ---------                                                                                --------     -----    -------------
WARRANTS
TELECOMMUNICATIONS (0.0%)
         40   GT Group Telecom, Inc., Rule 144A, strike $0.00,
                expires 02/01/10*++                                                                             $           0
         70   IWO Holdings, Inc., Rule 144A, strike $7.00,
                expires 01/15/11*++                                                                                       105
                                                                                                                -------------
                                                                                                                          105
                                                                                                                -------------
TOTAL WARRANTS (Cost $3,300)                                                                                              106
                                                                                                                -------------
SHORT-TERM INVESTMENTS (15.3%)
  7,582,075  State Street Navigator Prime Fund~~                                                                    7,582,075

     PAR
    (000)
    -----
$   8,340  Fannie Mae Discount Notes^^                                                    11/16/04     1.760        8,333,884
    1,550  Fannie Mae Discount Notes^^                                                    11/16/04     1.780        1,548,851
    3,555  State Street Bank and Trust Co. Euro Time Deposit^^                            11/01/04     1.000        3,555,000
    5,220  United States Treasury Bills++++^^                                             01/20/05     1.870        5,199,296
                                                                                                                -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $26,219,106)                                                                    26,219,106
                                                                                                                -------------
TOTAL INVESTMENTS AT VALUE (124.0%) (Cost $209,729,179)                                                           212,661,863
LIABILITIES IN EXCESS OF OTHER ASSETS (-24.0%)                                                                    (41,119,879)
                                                                                                                -------------
NET ASSETS (100.0%)                                                                                             $ 171,541,984
                                                                                                                =============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced
                                 NR = Not Rated

OPEN OPTION CONTRACTS WRITTEN

                           NUMBER OF      EXERCISE       EXPIRATION
     NAME OF ISSUER        CONTRACTS        PRICE           DATE            VALUE
     --------------        ---------      --------       ----------         -----
     S&P 500 Put Option       105           4.57         11/19/2004        $ 19,950

----------
+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to a value of $8,031,648 or 4.69% of net assets.
++++    Collateral segregated for futures contracts.
++++++  A portion of the security is pledged as collateral for options written.
*       Non-income producing security.
^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
^^      Collateral segregated for TBA securities.
^^^     Collateral segregated for swap contracts.
# Variable rate obligations -- The interest rate shown is the rate as of October 31, 2004.
~       Security or portion thereof is out on loan.
~~ Represents security purchased with cash collateral received for securities on loan.
|       Bond is currently in default.
(1)     Par value of security held is less than $1,000

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS
   Investments at value, including collateral for securities on loan of $7,582,075
     (Cost $209,729,179) (Note 1)                                                    $   212,661,863(1)
   Cash                                                                                          596
   Receivable for investments sold                                                        28,973,041
   Interest receivable                                                                     1,386,644
   Unrealized appreciation on forward currency contracts (Note 1)                            330,003
   Receivable for fund shares sold                                                            84,836
   Variation margin receivable (Note 1)                                                       37,198
   Receivable due from custodian (Note 2)                                                     21,051
   Receivable on open swap contracts (Note 1)                                                  8,631
   Prepaid expenses and other assets                                                          42,489
                                                                                     ---------------
     Total Assets                                                                        243,546,352
                                                                                     ---------------

LIABILITIES
   Advisory fee payable (Note 2)                                                              45,713
   Administrative services fee payable (Note 2)                                               50,744
   Shareholder servicing/Distribution fee payable (Note 2)                                    43,655
   Payable for investments purchased                                                      62,921,133
   Payable upon return of securities loaned (Note 1)                                       7,582,075
   Payable for fund shares redeemed                                                          873,929
   Unrealized depreciation on forward currency contracts (Note 1)                            249,078
   Dividend payable                                                                           39,398
   Outstanding options written, at value (premiums received $47,984) (Note 1)                 19,950
   Trustees' fee payable                                                                       4,268
   Other accrued expenses payable                                                            174,425
                                                                                     ---------------
     Total Liabilities                                                                    72,004,368
                                                                                     ---------------

NET ASSETS
   Capital stock, $0.001 par value (Note 5)                                                   17,039
   Paid-in capital (Note 5)                                                              185,675,792
   Undistributed net investment income                                                       397,518
   Accumulated net realized loss on investments, futures contracts,
     options written, swap contracts and foreign currency transactions                   (17,824,344)
   Net unrealized appreciation from investments, futures contracts,
     options written, swap contracts and foreign currency translations                     3,275,979
                                                                                     ---------------
     Net Assets                                                                      $   171,541,984
                                                                                     ===============

COMMON SHARES
   Net assets                                                                        $   113,947,216
   Shares outstanding                                                                     11,319,862
                                                                                     ---------------
   Net asset value, offering price, and redemption price per share                   $         10.07
                                                                                     ===============

ADVISOR SHARES
   Net assets                                                                        $    16,911,762
   Shares outstanding                                                                      1,680,196
                                                                                     ---------------
   Net asset value, offering price, and redemption price per share                   $         10.07
                                                                                     ===============

                 See Accompanying Notes to Financial Statements.

A SHARES
    Net assets                                                                       $    30,050,370
    Shares outstanding                                                                     2,982,443
                                                                                     ---------------
    Net asset value and redemption price per share                                   $         10.08
                                                                                     ===============
    Maximum offering price per share (net asset value/(1-4.75%))                     $         10.58
                                                                                     ===============

B SHARES
    Net assets                                                                       $     7,385,226
    Shares outstanding                                                                       733,652
                                                                                     ---------------
    Net asset value and offering price per share                                     $         10.07
                                                                                     ===============

C SHARES
    Net assets                                                                       $     3,247,410
    Shares outstanding                                                                       322,716
                                                                                     ---------------
    Net asset value and offering price per share                                     $         10.06
                                                                                     ===============

----------
(1)  Including $7,428,808 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INVESTMENT INCOME (Note 1)
    Interest                                                                                  $     7,132,234
    Dividends                                                                                          40,687
    Securities lending                                                                                 14,590
    Foreign taxes                                                                                        (365)
                                                                                              ---------------
      Total investment income                                                                       7,187,146
                                                                                              ---------------

EXPENSES
    Investment advisory fees (Note 2)                                                                 904,068
    Administrative services fees (Note 2)                                                             327,919
    Shareholder servicing/Distribution fees (Note 2)
      Advisor Class                                                                                    93,336
      Class A                                                                                          79,299
      Class B                                                                                          81,170
      Class C                                                                                          33,991
    Transfer agent fees (Note 2)                                                                      247,766
    Registration fees                                                                                  70,379
    Legal fees                                                                                         56,549
    Custodian fees                                                                                     48,410
    Printing fees (Note 2)                                                                             41,981
    Audit fees                                                                                         31,802
    Insurance expense                                                                                  22,405
    Trustees' fees                                                                                     16,872
    Commitment fees (Note 3)                                                                            4,891
    Miscellaneous expense                                                                              12,851
                                                                                              ---------------
      Total expenses                                                                                2,073,689
    Less: fees waived (Note 2)                                                                       (520,197)
                                                                                              ---------------
      Net expenses                                                                                  1,553,492
                                                                                              ---------------
       Net investment income                                                                        5,633,654
                                                                                              ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FUTURES CONTRACTS,
   OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                              4,443,784
    Net realized loss from futures contracts                                                         (311,957)
    Net realized gain from options written                                                            902,609
    Net realized gain from swap contracts                                                              69,520
    Net realized loss on foreign currency transactions                                                (17,658)
    Net change in unrealized appreciation (depreciation) from investments                            (927,018)
    Net change in unrealized appreciation (depreciation) from futures contracts                        85,653
    Net change in unrealized appreciation (depreciation) from options written                          28,034
    Net change in unrealized appreciation (depreciation) from swap contracts                            8,631
    Net change in unrealized appreciation (depreciation) from foreign currency translations            11,690
                                                                                              ---------------
    Net realized and unrealized gain from investments, futures contracts, options written,
      swap contracts and foreign currency related items                                             4,293,288
                                                                                              ---------------
    Net increase in net assets resulting from operations                                      $     9,926,942
                                                                                              ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR       FOR THE YEAR
                                                                             ENDED             ENDED
                                                                       OCTOBER 31, 2004   OCTOBER 31, 2003
                                                                       ----------------   ----------------
FROM OPERATIONS
  Net investment income                                                 $     5,633,654    $     7,289,193
  Net realized gain from investments, futures contracts,
    options written, swap contracts and foreign currency transactions         5,086,298          2,093,481
  Net change in unrealized appreciation (depreciation) from
    investments, futures contracts, options written, swap contracts
    and foreign currency translations                                          (793,010)         9,282,026
                                                                        ---------------    ---------------
    Net increase in net assets resulting from operations                      9,926,942         18,664,700
                                                                        ---------------    ---------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                      (4,136,648)        (7,325,588)
    Advisor Class shares                                                       (555,913)          (964,964)
    Class A shares                                                           (1,022,785)          (194,085)
    Class B shares                                                             (200,843)          (210,137)
    Class C shares                                                              (83,348)           (39,650)
                                                                        ---------------    ---------------
    Net decrease in net assets resulting from dividends                      (5,999,537)        (8,734,424)
                                                                        ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                               24,916,360         46,731,122
  Exchange value of shares due to merger                                             --         34,014,898
  Reinvestment of dividends                                                   5,428,088          7,957,336
  Net asset value of shares redeemed                                        (56,794,831)      (134,917,568)
                                                                        ---------------    ---------------
    Net decrease in net assets from capital share transactions              (26,450,383)       (46,214,212)
                                                                        ---------------    ---------------
  Net decrease in net assets                                                (22,522,978)       (36,283,936)
NET ASSETS
  Beginning of year                                                         194,064,962        230,348,898
                                                                        ---------------    ---------------
  End of year                                                           $   171,541,984    $   194,064,962
                                                                        ===============    ===============
  Undistributed Net Investment Income                                   $       397,518    $       118,857
                                                                        ===============    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                                 FOR THE YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------------------------------
                                                              2004           2003          2002(1)         2001            2000
                                                           ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                       $     9.84     $     9.42     $    10.33     $     9.78     $     9.89
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                          0.32(2)        0.37(2)        0.50           0.64           0.64
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)                 0.25           0.49          (0.91)          0.55          (0.11)
                                                           ----------     ----------     ----------     ----------     ----------
      Total from investment operations                           0.57           0.86          (0.41)          1.19           0.53
                                                           ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.34)         (0.44)         (0.50)         (0.64)         (0.64)
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                               $    10.07     $     9.84     $     9.42     $    10.33     $     9.78
                                                           ==========     ==========     ==========     ==========     ==========
      Total return(3)                                            5.95%          9.19%         (4.07)%        12.52%          5.59%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                   $  113,947     $  129,743     $  194,688     $  334,647     $  302,188
    Ratio of expenses to average net assets(4)                   0.70%          0.70%          0.70%          0.72%          0.77%
    Ratio of net investment income to average
      net assets                                                 3.27%          3.82%          4.90%          6.32%          6.53%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       0.29%          0.28%          0.22%          0.13%          0.02%
  Portfolio turnover rate                                         385%           434%           385%           383%           247%

----------
(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expenses. These arrangements resulted in reduction to the Common Class shares' net expense ratio by .02% for the year ended October 31, 2000. The Common Class shares' net operating expense ratio after reflecting these arrangements was .75% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                                 FOR THE YEAR ENDED OCTOBER 31,
                                                           ----------------------------------------------------------------------
                                                              2004           2003          2002(1)         2001           2000
                                                           ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                       $     9.84     $     9.42     $    10.33     $     9.78     $     9.89
                                                           ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                          0.28(2)        0.33(2)        0.47           0.62           0.62
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)                 0.24           0.49          (0.91)          0.55          (0.11)
                                                           ----------     ----------     ----------     ----------     ----------
      Total from investment operations                           0.52           0.82          (0.44)          1.17           0.51
                                                           ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          (0.29)         (0.40)         (0.47)         (0.62)         (0.62)
                                                           ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                               $    10.07     $     9.84     $     9.42     $    10.33     $     9.78
                                                           ==========     ==========     ==========     ==========     ==========
      Total return(3)                                            5.42%          8.77%         (4.31)%        12.24%          5.33%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                   $   16,912     $   19,990     $   25,650     $   42,633     $    6,804
    Ratio of expenses to average net assets(4)                   1.20%          1.09%          0.95%          0.96%          1.02%
    Ratio of net investment income to average
      net assets                                                 2.78%          3.42%          4.65%          5.86%          6.31%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                       0.29%          0.28%          0.22%          0.17%          0.02%
  Portfolio turnover rate                                         385%           434%           385%           383%           247%

----------
(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01% and .02% for the years ended October 31, 2001 and 2000, respectively. The Advisor Class shares' net operating expense ratios after reflecting these arrangements were .95% for the year ended October 31, 2001, and 1.00% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------------
                                                              2004            2003           2002(1)         2001(2)
                                                           -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period                     $      9.85     $      9.42     $     10.33     $     10.26
                                                           -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income                                           0.30(3)         0.18(3)         0.48            0.15
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)                  0.25            0.66           (0.91)           0.07
                                                           -----------     -----------     -----------     -----------
      Total from investment operations                            0.55            0.84           (0.43)           0.22
                                                           -----------     -----------     -----------     -----------
LESS DIVIDENDS
  Dividends from net investment income                           (0.32)          (0.41)          (0.48)          (0.15)
                                                           -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                             $     10.08     $      9.85     $      9.42     $     10.33
                                                           ===========     ===========     ===========     ===========
      Total return(4)                                             5.68%           9.03%          (4.27)%          2.13%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $    30,050     $    33,556     $     3,829     $       406
    Ratio of expenses to average net assets(5)                    0.95%           0.95%           0.95%           0.95%(6)
    Ratio of net investment income to average
      net assets                                                  3.03%           1.83%           4.54%           5.66%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.29%           0.28%           0.25%           0.31%(6)
  Portfolio turnover rate                                          385%            434%            385%            383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------------
                                                              2004            2003           2002(1)         2001(2)
                                                           -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period                     $      9.84     $      9.42     $     10.33     $     10.26
                                                           -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income                                           0.23(3)         0.26(3)         0.40            0.13
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)                  0.25            0.50           (0.91)           0.07
                                                           -----------     -----------     -----------     -----------
      Total from investment operations                            0.48            0.76           (0.51)           0.20
                                                           -----------     -----------     -----------     -----------
LESS DIVIDENDS
  Dividends from net investment income                           (0.25)          (0.34)          (0.40)          (0.13)
                                                           -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                             $     10.07     $      9.84     $      9.42     $     10.33
                                                           ===========     ===========     ===========     ===========
      Total return(4)                                             4.90%           8.11%          (5.02)%          1.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $     7,385       $   8,395     $     5,149     $     1,044
    Ratio of expenses to average net assets(5)                    1.70%           1.70%           1.70%           1.70%(6)
    Ratio of net investment income to average
      net assets                                                  2.28%           2.65%           3.76%           4.87%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.29%           0.28%           0.24%           0.32%(6)
  Portfolio turnover rate                                          385%            434%            385%            383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                           -----------------------------------------------------------
                                                              2004            2003           2002(1)         2001(2)
                                                           -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period                     $      9.84     $      9.42     $     10.33     $     10.26
                                                           -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment Income                                           0.22(3)         0.24(3)         0.40            0.12
  Net gain (loss) on investments, futures contracts,
    options written, swap contracts and foreign currency
    related items (both realized and unrealized)                  0.25            0.52           (0.91)           0.07
                                                           -----------     -----------     -----------     -----------
      Total from investment operations                            0.47            0.76           (0.51)           0.19
                                                           -----------     -----------     -----------     -----------
LESS DIVIDENDS
  Dividends from net investment income                           (0.25)          (0.34)          (0.40)          (0.12)
                                                           -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD                             $     10.06     $      9.84     $      9.42     $     10.33
                                                           ===========     ===========     ===========     ===========
      Total return(4)                                             4.79%           8.11%          (5.03)%          1.89%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $     3,247     $     2,381     $     1,033     $       296
    Ratio of expenses to average net assets(5)                    1.70%           1.70%           1.70%           1.70%(6)
    Ratio of net investment income to average
      net assets                                                  2.25%           2.45%           3.81%           4.82%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.29%           0.28%           0.23%           0.33%(6)
  Portfolio turnover rate                                          385%            434%            385%            383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Fixed Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

   The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on October 10, 2003, the Fund acquired all of the net assets of the Credit Suisse Investment Grade Bond Fund ("Investment Grade Bond") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 3,055,439 Class A shares (valued at $30,096,186) of the Fund for 2,929,657 Common Class shares of Investment Grade Bond, 41,472 Class A shares (valued at $408,501) of the Fund for 39,772 Class A shares of Investment Grade Bond, 245,688 Class B shares (valued at $2,417,588) of the Fund for 235,344 Class B shares of Investment Grade Bond, and 111,039 Class C shares (valued at $1,092,623) of the Fund for 106,231 Class C shares of Investment Grade Bond. Investment Grade Bond's net assets of $34,014,898 at that date, which included $438,125 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Investment Grade Bond and the Fund immediately before the acquisition were $34,014,898 and $161,952,646, respectively, and the combined net assets of the Fund after the acquisition were $195,967,544.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2004, the Fund had the following open forward foreign currency contracts:

                                   EXPIRATION     FOREIGN CURRENCY        CONTRACT       CONTRACT     UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT    DATE      TO BE PURCHASED/(SOLD)      AMOUNT         VALUE       GAIN (LOSS)
---------------------------------  ----------  ----------------------  -------------  -------------  -------------
   Australian Dollar                1/13/05      A$         5,600,000  $   4,015,200  $   4,154,986  $     139,786
   British Pound                    1/13/05       L        (1,700,000)    (3,009,000)    (3,101,776)       (92,776)
   European Economic Unit           1/13/05    EURO         2,071,000      2,543,664      2,639,940         96,276
   European Economic Unit           1/13/05    EURO           635,000        801,307        809,446          8,139
   European Economic Unit           1/13/05    EURO         1,900,000      2,415,223      2,421,963          6,740
   European Economic Unit           1/13/05    EURO        (1,434,000)    (1,761,282)    (1,827,945)       (66,663)
   Japanese Yen                     1/13/05       Y         8,400,000         76,164         79,583          3,419
   Japanese Yen                     1/13/05       Y       185,842,470      1,685,065      1,760,709         75,644
   Japanese Yen                     1/13/05       Y        (8,400,000)       (76,164)       (79,583)        (3,419)
   New Zealand Dollar               1/13/05     NZ$        (2,438,690)    (1,616,851)    (1,651,738)       (34,887)
   Swiss Franc                      1/13/05     SwF        (1,000,000)      (793,651)      (836,848)       (43,197)
   Swiss Franc                      1/13/05     SwF          (590,000)      (493,332)      (493,740)          (408)
   Swiss Franc                      1/13/05     SwF        (1,320,000)    (1,096,910)    (1,104,639)        (7,729)
                                                                       -------------  -------------  -------------
                                                                       $   2,689,433  $   2,770,358  $      80,925
                                                                       =============  =============  =============

   I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2004, the Fund had the following open futures contracts:

                                                                                          UNREALIZED
                           NUMBER OF   EXPIRATION      CONTRACT          CONTRACT        APPRECIATION/
FUTURES CONTRACTS          CONTRACTS      DATE          AMOUNT            VALUE          (DEPRECIATION)
-----------------          ---------   ----------   ---------------   ---------------   ---------------
U.S. Treasury
  Bonds Futures               85        12/20/04    $     9,421,679   $     9,676,719   $       255,040
                                                    ---------------   ---------------   ---------------
U.S. Treasury
  10 Year Notes Futures      (59)       12/20/04         (6,687,155)       (6,700,188)          (13,033)
U.S. Treasury
  5 Year Notes Futures        (6)       12/20/04           (667,751)         (668,250)             (499)
U.S. Treasury
  2 Year Notes Futures       (66)       12/30/04        (13,960,729)      (13,976,531)          (15,802)
                                                    ---------------   ---------------   ---------------
                                                        (21,315,635)      (21,344,969)          (29,334)
                                                    ---------------   ---------------   ---------------
                                                    $   (11,893,956)  $   (11,668,250)  $       225,706
                                                    ===============   ===============   ===============

   K) OPTIONS -- The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

   When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

   Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

   Transactions in written options for puts and calls for the year ended October 31, 2004 were as follows:

                                                  NUMBER OF     PREMIUMS
                                                  CONTRACTS     RECEIVED
                                                  ---------   ------------
         Options oustanding at beginning of year         --   $         --
         Options written                              2,398      1,301,785
         Options expired                               (374)      (216,225)
         Options bought to close                     (1,919)    (1,037,576)
                                                  ---------   ------------
         Options outstanding at end of year             105   $     47,984
                                                  =========   ============

   L) SWAPS -- The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

   The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At October 31, 2004 the Fund had outstanding swap contracts as follows:

                                                                        NET UNREALIZED
            DESCRIPTION               NOTIONAL AMOUNT  EXPIRATION DATE   APPRECIATION
            -----------               ---------------  ---------------   ------------
   Lehman CMBS AAA Total Return Swap    $ 1,970,000       12/1/2004        $  8,631

   M) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2004 is as follows:

                 MARKET VALUE OF                      VALUE OF
                SECURITIES LOANED                COLLATERAL RECEIVED
                -----------------                -------------------
                   $  7,428,808                      $  7,582,075

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities, with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   N) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

   The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2004, investment advisory fees earned and voluntarily waived were $904,068 and $520,197, respectively. CSAM will not recapture from the Fund any fees waived during the fiscal year ended October 31, 2004.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were $180,813.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                 ANNUAL RATE
           ------------------------                 -----------
           First $5 billion                0.050% of average daily net assets
           Next $5 billion                 0.035% of average daily net assets
           Over $10 billion                0.020% of average daily net assets

   For the year ended October 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $147,106.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fee at an annual rate not to exceed 0.75% of the average daily net assets. This fee is currently calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares; prior to April 6, 2003, this fee was calculated at an annual rate of 0.25% of the average daily net assets of the Advisor Class shares. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets of the Class B and Class C shares of the Fund. Common Class shares do not bear any distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2004, the Fund reimbursed CSAM $151,540, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2004, CSAMSI and its affiliates advised the Fund that it retained $370 from commissions earned on the sale of the Fund's Class A shares.

   For the period November 1, 2003 to March 16, 2004, CSFB received $1,048 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid $16,807 for its services to the Fund.

   The receivable due from custodian as of October 31, 2004 of $21,051 was due to a revaluation of a forward foreign currency contract. Subsequent to the fiscal year end, the custodian (SSB) reimbursed the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004 and during the year ended October 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                       U.S. GOVERNMENT
                         INVESTMENTS               AND AGENCY OBLIGATIONS
                -----------------------------   ----------------------------
                  PURCHASES         SALES         PURCHASES       SALES
                --------------  -------------   -------------  -------------
                $  758,689,540  $ 768,195,342   $ 659,441,631  $ 668,535,136

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class were as follows:

                                                                     COMMON CLASS
                                           -----------------------------------------------------------------
                                                  FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                   OCTOBER 31, 2004                 OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES            VALUE           SHARES            VALUE
                                           --------------   --------------   --------------   --------------
Shares sold                                     1,765,117   $   17,536,529        4,007,018   $   39,160,319
Shares issued in reinvestment
  of dividends                                    397,120        3,942,591          703,090        6,881,933
Shares redeemed                                (4,022,117)     (39,854,945)     (12,202,771)    (119,362,160)
                                           --------------   --------------   --------------   --------------
Net decrease                                   (1,859,880)  $  (18,375,825)      (7,492,663)  $  (73,319,908)
                                           ==============   ==============   ==============   ==============

                                                                     ADVISOR CLASS
                                           -----------------------------------------------------------------
                                                  FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                   OCTOBER 31, 2004                 OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES            VALUE           SHARES            VALUE
                                           --------------   --------------   --------------   --------------
Shares sold                                        59,167   $      583,439           77,275   $      758,784
Shares issued in reinvestment
  of dividends                                     39,204          389,176           71,094          695,886
Shares redeemed                                  (448,568)      (4,474,273)        (841,112)      (8,240,192)
                                           --------------   --------------   --------------   --------------
Net decrease                                     (350,197)  $   (3,501,658)        (692,743)  $   (6,785,522)
                                           ==============   ==============   ==============   ==============

                                                                        CLASS A
                                           -----------------------------------------------------------------
                                                  FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                   OCTOBER 31, 2004                 OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES            VALUE           SHARES            VALUE
                                           --------------   --------------   --------------   --------------
Shares sold                                       440,763   $    4,374,282          385,695   $    3,797,257
Shares exchanged due to merger                         --               --        3,096,911       30,504,687
Shares issued in reinvestment
  of dividends                                     95,842          952,141           20,465          201,028
Shares redeemed                                  (960,335)      (9,547,906)        (503,290)      (4,906,649)
                                           --------------   --------------   --------------   --------------
Net increase (decrease)                          (423,730)  $   (4,221,483)       2,999,781   $   29,596,323
                                           ==============   ==============   ==============   ==============

                                                                        CLASS B
                                           -----------------------------------------------------------------
                                                  FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                   OCTOBER 31, 2004                 OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES            VALUE           SHARES            VALUE
                                           --------------   --------------   --------------   --------------
Shares sold                                        40,551   $      402,569          204,497   $    1,990,205
Shares exchanged due to merger                         --               --          245,688        2,417,588
Shares issued in reinvestment
  of dividends                                     12,358          122,683           15,648          153,218
Shares redeemed                                  (172,157)      (1,690,467)        (159,616)      (1,567,100)
                                           --------------   --------------   --------------   --------------
Net increase (decrease)                          (119,248)  $   (1,165,215)         306,217   $    2,993,911
                                           ==============   ==============   ==============   ==============

                                                                        CLASS C
                                           -----------------------------------------------------------------
                                                  FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                   OCTOBER 31, 2004                 OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES            VALUE           SHARES            VALUE
                                           --------------   --------------   --------------   --------------
Shares sold                                       202,928   $    2,019,541          104,608   $    1,024,557
Shares exchanged due to merger                         --               --          111,039        1,092,623
Shares issued in reinvestment
  of dividends                                      2,166           21,497            2,586           25,271
Shares redeemed                                  (124,305)      (1,227,240)         (85,970)        (841,467)
                                           --------------   --------------   --------------   --------------
Net increase                                       80,789   $      813,798          132,263   $    1,300,984
                                           ==============   ==============   ==============   ==============

   On October 31 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF        APPROXIMATE PERCENTAGE
         FUND                   SHAREHOLDERS       OF OUTSTANDING SHARES
         ----                   ------------      ----------------------
         Common Class                5                      65%
         Class A                     3                      52%
         Class B                     1                       9%
         Class C                     1                      64%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, foreign currency transactions, gains and losses from paydowns and swap contracts, and interest accruals on defaulted bonds.

   The tax characteristics of dividends paid during the years ended October 31, 2004 and 2003, respectively, by the Fund were as follows:

                               ORDINARY INCOME
                          ---------------------------
                              2004            2003
                          ------------    -----------
                          $ 5,999,537     $ 8,734,424

   At October 31, 2004, the components of distributable earnings on a tax basis by the Fund were as follows:

           Undistributed ordinary loss-other        $       (8,631)
           Undistributed net investment income             435,044
           Accumulated net realized loss               (17,477,524)
           Undistributed capital-other                    (334,664)
           Unrealized appreciation                       3,234,928
                                                    --------------
                                                    $   14,150,847
                                                    ==============


   At October 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                EXPIRES OCTOBER 31,
                                       2009
                                -------------------
                                   $ 17,477,524

   At October 31, 2004, the Fund has utilized $4,555,461 of the capital loss carryforward during the year ended.

   At October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $209,770,231, $3,353,185, $(461,552) and $2,891,633, respectively.

   At October 31, 2004, the Fund reclassified $644,544 from accumulated net realized loss from investments to accumulated net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency translations, gains and losses from paydowns and swap contracts, and interest accruals on defaulted bonds. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FIXED INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Credit Suisse Fixed Income Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Fixed Income Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE FIXED INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                          TERM                                           NUMBER OF
                                          OF OFFICE(1)                                   PORTFOLIOS IN
                                          AND                                            FUND
                         POSITION(S)      LENGTH        PRINCIPAL                        COMPLEX        OTHER
NAME, ADDRESS AND        HELD WITH        OF TIME       OCCUPATION(S) DURING             OVERSEEN BY    TRUSTEESHIPS
DATE OF BIRTH            FUND             SERVED        PAST FIVE YEARS                  TRUSTEE        HELD BY TRUSTEE
-----------------------  ---------------  ------------  -------------------------------  -------------  -----------------------
INDEPENDENT TRUSTEES

Richard H. Francis       Trustee,         Since         Currently retired                42             None
c/o Credit Suisse Asset  Nominating       1999
Management, LLC          and Audit
466 Lexington Avenue     Committee
New York, New York       Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten        Trustee,         Since         Dean of Yale School of           41             Director of Aetna, Inc.
Box 208200               Nominating       1998(2)       Management and William S.                       (insurance company);
New Haven, Connecticut   and Audit                      Beinecke Professor in the                       Director of Calpine
06520-8200               Committee                      Practice of International Trade                 Corporation (energy
                         Member                         and Finance from November 1995                  provider); Trustee of
Date of Birth: 10/29/46                                 to present.                                     CarMax Group (used car
                                                                                                        dealers).

Peter F. Krogh           Trustee,         Since         Dean Emeritus and Distinguished  41             Director of Carlisle
301 ICC                  Nominating       2001          Professor of International                      Companies Incorporated
Georgetown University    Committee                      Affairs at the Edmund A. Walsh                  (diversified manufacturing
Washington, DC 20057     Chairman and                   School of Foreign Service,                      company).
                         Audit                          Georgetown University from June
Date of Birth: 02/11/37  Committee                      1995 to present.
                         Member

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Trustee of the Fund on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                          TERM                                           NUMBER OF
                                          OF OFFICE(1)                                   PORTFOLIOS IN
                                          AND                                            FUND
                         POSITION(S)      LENGTH        PRINCIPAL                        COMPLEX        OTHER
NAME, ADDRESS AND        HELD WITH        OF TIME       OCCUPATION(S) DURING             OVERSEEN BY    TRUSTEESHIPS
DATE OF BIRTH            FUND             SERVED        PAST FIVE YEARS                  TRUSTEE        HELD BY TRUSTEE
-----------------------  ---------------  ------------  -------------------------------  -------------  -----------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.     Trustee,         Since         Currently retired                43             Director of Education
c/o Credit Suisse Asset  Nominating       1999                                                          Management Corp.
Management, LLC          and Audit
466 Lexington Avenue     Committee
New York, New York       Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport      Trustee,         Since         Partner of Lehigh Court, LLC     43             Director of Presstek,
Lehigh Court, LLC        Nominating       1999          and RZ Capital (private                         Inc. (digital imaging
40 East 52nd Street      Committee                      investment firms) from July                     technologies company);
New York, New York 10022 Member and                     2002 to present; Transition                     Trustee of Wood
                         Audit                          Adviser to SunGard Securities                   Resources, LLC. (plywood
Date of Birth: 07/10/48  Committee                      Finance, Inc. from February                     manufacturing company).
                         Chairman                       2002 to July 2002; President of
                                                        SunGard Securities Finance,
                                                        Inc. from 2001 to February
                                                        2002; President of Loanet, Inc.
                                                        (on-line accounting service)
                                                        from 1997 to 2001.

INTERESTED TRUSTEES

Michael E. Kenneally(3)  Chairman         Since         Chairman and Global Chief        45             None
Credit Suisse Asset      and Chief        2004          Executive Officer of CSAM since
Management, LLC          Executive                      2003; Chairman and Chief
466 Lexington Avenue     Officer                        Investment Officer of Banc of
New York, New York                                      America Capital Management from
10017-3140                                              1998 to March 2003.

Date of Birth: 03/30/54

----------
(3) Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                          TERM                                           NUMBER OF
                                          OF OFFICE(1)                                   PORTFOLIOS IN
                                          AND                                            FUND
                         POSITION(S)      LENGTH        PRINCIPAL                        COMPLEX        OTHER
NAME, ADDRESS AND        HELD WITH        OF TIME       OCCUPATION(S) DURING             OVERSEEN BY    TRUSTEESHIPS
DATE OF BIRTH            FUND             SERVED        PAST FIVE YEARS                  TRUSTEE        HELD BY TRUSTEE
-----------------------  ---------------  ------------  -------------------------------  -------------  -----------------------
INTERESTED TRUSTEES

William W. Priest(4)     Trustee          Since         Chief Executive Officer of       48             Director of Globe
Epoch Investment                          1999          J Net Enterprises, Inc.                         Wireless, LLC (maritime
Partners                                                (technology holdings company)                   communication company);
667 Madison Avenue                                      since June 2004; Chief                          Trustee of InfraRed X
New York, NY 10021                                      Executive Officer of Epoch                      (medical device
                                                        Investment Partners, Inc. since                 company); Director of
Date of Birth: 09/24/41                                 April 2004; Co-Managing                         J Net Enterprises, Inc.
                                                        Partner, Steinberg Priest &
                                                        Sloane Capital Management, LLC
                                                        from 2001 to March 2004;
                                                        Chairman and Managing Director
                                                        of CSAM from 2000 to February
                                                        2001; Chief Executive Officer
                                                        and Managing Director of CSAM
                                                        from 1990 to 2000.

----------
(4) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ending 12/31/02).

                                          TERM
                                          OF OFFICE(1)
                                          AND
                         POSITION(S)      LENGTH
NAME, ADDRESS AND        HELD WITH        OF TIME
DATE OF BIRTH            FUND             SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------  ---------------  ------------  ----------------------------------------------
OFFICERS

Michael A. Pignataro     Chief            Since         Director and Director of Fund Administration
Credit Suisse Asset      Financial        1999          of CSAM; Associated with CSAM since 1984;
Management, LLC          Officer                        Officer of other Credit Suisse Funds
466 Lexington Avenue     and
New York, New York       Treasurer
10017-3140

Date of Birth: 11/15/59

Emidio Morizio           Chief            Since         Vice President and Global Head of Compliance
Credit Suisse Asset      Compliance       2004          of CSAM; Associated with CSAM since July 2000;
Management, LLC          Officer                        Vice President and Director of Compliance of
466 Lexington Avenue                                    Forstmann-Leff Associates from 1998 to June
New York, New York                                      2000; Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra               Chief            Since         Director and Deputy General Counsel of CSAM
Credit Suisse Asset      Legal            2004          since September 2004; Senior Associate of
Management, LLC          Officer                        Shearman & Sterling LLP from September 2000 to
466 Lexington Avenue                                    September 2004; Senior Counsel of the SEC
New York, New York                                      Division of Investment Management from June
10017-3140                                              1997 to September 2000; Officer of other
                                                        Credit Suisse Funds
Date of Birth: 08/14/70

J. Kevin Gao             Vice             Since         Vice President and legal counsel of CSAM;
Credit Suisse Asset      President        2004          Associated with CSAM since July 2003;
Management, LLC          and                            Associated with the law firm of Willkie Farr &
466 Lexington Avenue     Secretary                      Gallagher LLP from 1998 to 2003; Officer of
New York, New York                                      other Credit Suisse Funds
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza          Assistant        Since         Assistant Vice President of CSAM since January
Credit Suisse Asset      Treasurer        2002          2001; Associated with CSAM since 1998; Officer
Management, LLC                                         of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FIXED INCOME FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate Shareholders should note for the year ended October 31, 2004, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.65%.

   For the fiscal year ended October 31, 2004 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

   For the fiscal year ended October 31, 2004, the Fund designates approximately $36,320, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

CREDIT SUISSE FIXED INCOME FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   -  By calling 1-800-927-2874

   -  On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPFIX-2-1004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003             2004
                                   ----------       ----------
Audit Fees                         $   27,829       $   27,829
Audit-Related Fees(1)              $    3,000       $    4,500
Tax Fees(2)                        $    2,323       $    2,323
All Other Fees                             --               --
Total                              $   33,152       $   34,652

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003             2004
                                   ----------       ----------
Audit-Related Fees                 N/A              N/A

Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                   2003             2004
                                   ----------       ----------
Audit-Related Fees                 N/A              N/A
Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                   2003             2004
                                   ----------       ----------
Audit-Related Fees                 N/A              N/A
Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $5,323 and $6,823, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

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ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE FIXED INCOME FUND

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 7, 2005

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